Reportable Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Net sales:
Net sales		$ 5,692.7	$ 5,610.6	$ 5,897.7
Segment profit:
Segment profit		1,133.5	1,200.6	1,214.4
Assets:
Assets		16,882.6	9,060.2	9,024.1
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges		268.4	256.4	250.9
Additions to property, plant and equipment:
Additions to property, plant and equipment		247.7	279.5	206.5
Interest expense - net		(79.9)	(79.4)	(93.4)
Other debt costs		(173.3)	0.0	0.0
Unallocated derivative (losses) gains		(24.5)	5.3	6.6
Cost of products sold - special project costs		(6.2)	(9.4)	(11.5)
Other special project costs		(56.6)	(25.6)	(49.5)
Corporate administrative expenses		(274.2)	(251.9)	(249.6)
Other income - net		4.2	10.1	0.3
Income Before Income Taxes		523.0	849.7	817.3
U.S. Retail Coffee [Member]
Net sales:
Net sales		2,076.1	2,161.7	2,306.5
Segment profit:
Segment profit		549.2	639.8	603.8
Assets:
Assets		4,854.0	4,885.6	4,882.4
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges		102.7	99.9	100.7
Additions to property, plant and equipment:
Additions to property, plant and equipment		56.7	50.7	46.5
U.S. Retail Consumer Foods [Member]
Net sales:
Net sales		2,104.8	2,172.6	2,214.8
Segment profit:
Segment profit		432.9	393.0	413.9
Assets:
Assets		2,846.0	2,684.1	2,618.2
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges		54.1	52.9	47.1
Additions to property, plant and equipment:
Additions to property, plant and equipment		113.2	138.8	85.1
U.S. Retail Pet Foods [Member]
Net sales:
Net sales		239.1	0.0	0.0
Segment profit:
Segment profit		(15.3)	0.0	0.0
Assets:
Assets		7,611.8	0.0	0.0
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges		14.3	0.0	0.0
Additions to property, plant and equipment:
Additions to property, plant and equipment		19.4	0.0	0.0
International, Foodservice, and Natural Foods [Member]
Net sales:
Net sales		1,272.7	1,276.3	1,376.4
Segment profit:
Segment profit		166.7	167.8	196.7
Assets:
Assets		1,327.2	1,248.9	1,201.3
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges		66.0	67.4	63.7
Additions to property, plant and equipment:
Additions to property, plant and equipment		58.4	90.0	74.9
Unallocated [Member]
Assets:
Assets	[1]	243.6	241.6	322.2
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	[2]	$ 31.3	$ 36.2	$ 39.4

[1]	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
[2]	Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.